GEOGRAPHICAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, Major Customer [Line Items]
Revenues	$ 519,029	$ 308,150	$ 161,123
Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	519,029	308,150	161,123
United States | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	255,495	148,291	77,933
EMEA | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	162,479	97,292	49,747
Rest of the world | Segment revenue benchmark | Geographic concentration risk
Revenue, Major Customer [Line Items]
Revenues	$ 101,055	$ 62,567	$ 33,443